August 20, 2009
Kevin R. Bettsteller
D (312) 807-4442
F (312) 345-1383
kevin.bettsteller@klgates.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Global Total Return Fund
333-146944
811-21547
Ladies and Gentlemen:
     On behalf of Calamos Global Total Return Fund (the “Fund”), we are transmitting for electronic filing Post—Effective Amendment No. 2 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4442 or Eric S. Purple at (202) 778-9220 with any questions or comments concerning these materials.
Very truly yours,
/s/ Kevin R. Bettsteller
Kevin R. Bettsteller
Enclosures
cc:     Stathy Darcy